UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment |x|; Amendment Number: 1

This Amendment (Check only one.):                | | is a restatement.
                                                 |x| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Millennium Management, L.L.C.
                                 Address: 666 Fifth Avenue, 8th Floor
                                          New York, NY  10103

				 13F File Number: 028-10684


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert Williams
Title: CFO
Phone: 212-841-4125

Signature,                               Place,             and Date of Signing:


/s/ Robert Williams                      New York, NY       6/15/07
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                5

Form 13F Information Table Entry Total:           1

Form 13F Information Table Value Total:    $ 6,182 (thousands)


List of Other Included Managers:

No.             Form 13 F File Number      Name
---             ---------------------      ----

1               028-11137                  Millenco, L.L.C.,
                                           f.k.a. Millenco, L.P.

2               028-11361                  Millennium Funding Associates, LLC

3		028-06317		   Millennium Partners, L.P.

4               028-11138                  Integrated Holding Group, L.P.

5			                   Israel A. Englander

FORM 13F INFORMATION TABLE

                              TITLE OF                  VALUE SHARES/  SH/ PUT/ INVSTMT OTHER       VOTING AUTHORITY
    NAME OF ISSUER             CLASS           CUSIP   x$1000 PRN AMT  PRN CALL DSCRETN MNGRS    SOLE    SHARED    NONE
-----------------------      --------        --------- ------ -------- --- ---- ------- ------- -------  ------   -------
Bank of Florida Corp.         COM            062128103  6182  327081   SH       DEFINED  1,5             327081